Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Region
The following table summarizes revenue by region based on the billing address of customers:

	Year Ended December 31,
	2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,677,050	59%	$3,307,129	62%
Europe, Middle East and Africa (EMEA)	1,511,886	33%	1,588,539	30%
Asia Pacific	372,364	8%	437,311	8%

Total	$4,561,300	100%	$5,332,979	100%

Summary of Accounts Receivable, Net

	For The Years Ended December 31,
	2023		2022
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
Accounts receivable, net	$68,416	$105,049	$74,727	$68,416

Summary of Costs to Obtain Contract Activity
The following summarizes the Costs to obtain a contract activity during the years ended December 31, 2023 and 2022:

Balance—December 31, 2021	$90,662
Commissions Incurred	343,003
Deferred Commissions Recognized	(363,928)

Balance—December 31, 2022	69,737
Commissions Incurred	242,810
Deferred Commissions Recognized	(261,075)

Balance—December 31, 2023	$51,472